Performance Management	Apr. 30, 2025
Cambria Shareholder Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the S&P 500 Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall domestic equity market. Performance is also shown for an additional index, the S&P Composite 1500 Index, which represents a broad measure of the U.S. equity market. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com/syld.

The Fund’s investment objective and strategies changed effective June 1, 2020. From March 26, 2018 to May 31, 2020, Fund performance reflects the investment objective of the Fund when it sought investment results that corresponded (before fees and expenses) generally to the price and yield performance of the Cambria Shareholder Yield Index. Prior to that period, Fund performance reflects the investment objective of the Fund when it was actively managed and sought income and capital appreciation with an emphasis on income from investments in the U.S. equity market.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the S&P 500 Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall domestic equity market.
Performance Additional Market Index [Text]	Performance is also shown for an additional index, the S&P Composite 1500 Index, which represents a broad measure of the U.S. equity market.
Bar Chart [Heading]	Total Annual Returns for Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

As of June 30, 2025, the Fund’s year-to-date total return was -3.55%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 34.07%, for the quarter ended March 31, 2021.

Worst: -36.94%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(3.55%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	34.07%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(36.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the period ending December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance [Table]
Cambria Shareholder Yield ETF	1 Year	5 Year	10 Year
Return Before Taxes	3.40%	13.72%	11.04%
Return After Taxes on Distributions	2.91%	13.10%	10.34%
Return After Taxes on Distributions and Sale of Fund Shares	2.37%	10.91%	8.91%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
S&P Composite 1500 TR Index (Reflects no deduction for fees, expenses or taxes)	23.95%	14.13%	12.79%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Performance Availability Website Address [Text]	www.cambriafunds.com/syld
Cambria Foreign Shareholder Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI EAFE + Canada Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall international ex-US equity market. Performance is also shown for an additional index, the MSCI EAFE Index, which represents the overall international equity market, excluding the United States and Canada. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com/fyld.

The Fund’s investment objective and strategies changed effective June 1, 2020. Prior to that date, Fund performance reflects the investment objective of the Fund when it sought investment results that corresponded (before fees and expenses) generally to the price and yield performance of the Cambria Foreign Shareholder Yield Index.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI EAFE + Canada Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall international ex-US equity market.
Performance Additional Market Index [Text]	Performance is also shown for an additional index, the MSCI EAFE Index, which represents the overall international equity market, excluding the United States and Canada.
Bar Chart [Heading]	Total Annual Returns for Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

As of June 30, 2025, the Fund’s year-to-date total return was 17.35%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 22.68%, for the quarter ended December 31, 2020.

Worst: -31.93%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	17.35%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	22.68%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(31.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the period ending December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance [Table]
Cambria Foreign Shareholder Yield ETF	1 Year	5 Year	10 Year
Return Before Taxes	3.22%	6.31%	5.83%
Return After Taxes on Distributions	2.24%	4.96%	5.01%
Return After Taxes on Distributions and Sale of Fund Shares	3.11%	4.79%	4.77%
MSCI EAFE + Canada Index (Reflects no deduction for fees, expenses or taxes)	5.26%	5.64%	5.80%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	4.35%	5.24%	5.71%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Performance Availability Website Address [Text]	www.cambriafunds.com/fyld
Cambria Emerging Shareholder Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI Emerging Markets Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall emerging markets equity market. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com/eyld.

The Fund’s investment objective and strategies changed effective June 29, 2020. Prior to that date, Fund performance reflects the investment objective of the Fund when it sought investment results that corresponded (before fees and expenses) generally to the price and yield performance of the Cambria Emerging Shareholder Yield Index.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI Emerging Markets Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall emerging markets equity market.
Bar Chart [Heading]	Total Annual Returns for Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

As of June 30, 2025, the Fund’s year-to-date total return was 15.57%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 22.74%, for the quarter ended December 31, 2020.

Worst: -31.18%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	15.57%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	22.74%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(31.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the period ending December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance [Table]
Cambria Emerging Shareholder Yield ETF	1 Year	5 Year	Since Inception (7/13/16)
Return Before Taxes	5.66%	5.27%	8.26%
Return After Taxes on Distributions	4.86%	4.04%	7.38%
Return After Taxes on Distributions and Sale of Fund Shares	4.67%	4.15%	6.92%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	8.05%	2.10%	5.60%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Performance Availability Website Address [Text]	www.cambriafunds.com/eyld
Cambria Global Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI ACWI Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall global equity market. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com/gval.

The Fund’s investment objective and strategies changed effective June 29, 2020. Prior to that date, Fund performance reflects the investment objective of the Fund when it sought investment results that corresponded (before fees and expenses) generally to the price and yield performance of the Cambria Global Value Index.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI ACWI Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall global equity market.
Bar Chart [Heading]	Total Annual Returns for Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

As of June 30, 2025, the Fund’s year-to-date total return was 31.10%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 24.79%, for the quarter ended December 31, 2020.

Worst: -34.31%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	31.10%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	24.79%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(34.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the period ending December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance [Table]
Cambria Global Value ETF	1 Year	5 Year	10 Year
Return Before Taxes	2.95%	1.76%	4.29%
Return After Taxes on Distributions	1.98%	0.90%	3.97%
Return After Taxes on Distributions and Sale of Fund Shares	2.67%	1.42%	3.86%
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	18.02%	10.58%	9.79%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Performance Availability Website Address [Text]	www.cambriafunds.com/gval
Cambria Global Momentum ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the Bloomberg Global Aggregate Index and the MSCI ACWI Index, each of which is a relevant broad-based securities market index. The Bloomberg Global Aggregate Index provides a measure of the performance of the overall global debt market, and the MSCI ACWI Index provides a measure of the performance of the overall global equity market. Performance is also shown for an additional index, the S&P Balanced Equity & Bond Moderate Index, which provides a measure for broad asset allocation strategies. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com/gmom.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the Bloomberg Global Aggregate Index and the MSCI ACWI Index, each of which is a relevant broad-based securities market index.
Performance Additional Market Index [Text]	Performance is also shown for an additional index, the S&P Balanced Equity & Bond Moderate Index, which provides a measure for broad asset allocation strategies.
Bar Chart [Heading]	Total Annual Returns for Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

As of June 30, 2025, the Fund’s year-to-date total return was 5.30%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 9.62%, for the quarter ended March 31, 2021.

Worst: -10.77%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.30%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	9.62%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(10.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the period ending December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance [Table]
Cambria Global Momentum ETF	1 Year	5 Year	10 Year
Return Before Taxes	7.02%	4.98%	3.76%
Return After Taxes on Distributions	6.36%	4.13%	2.99%
Return After Taxes on Distributions and Sale of Fund Shares	4.39%	3.61%	2.68%
Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)	-1.69%	-1.96%	0.15%
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	18.02%	10.58%	9.79%
S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)	11.72%	6.54%	6.96%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Performance Availability Website Address [Text]	www.cambriafunds.com/gmom
Cambria Value and Momentum ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the S&P 500 Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall domestic equity market. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com/vamo.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the S&P 500 Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall domestic equity market.
Bar Chart [Heading]	Total Annual Returns for Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

As of June 30, 2025, the Fund’s year-to-date total return was 2.78%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 20.21%, for the quarter ended March 31, 2021.

Worst: -18.87%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.78%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	20.21%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(18.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the period ending December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance [Table]
Cambria Value and Momentum ETF	1 Year	5 Year	Since Inception (9/8/15)
Return Before Taxes	6.29%	8.78%	2.88%
Return After Taxes on Distributions	6.07%	8.47%	2.64%
Return After Taxes on Distributions and Sale of Fund Shares	3.87%	6.88%	2.20%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.51%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Performance Availability Website Address [Text]	www.cambriafunds.com/vamo
Cambria Global Asset Allocation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the Bloomberg Global Aggregate Index and the MSCI ACWI Index, each of which is a relevant broad-based securities market index. The Bloomberg Global Aggregate Index provides a measure of the performance of the overall global debt market, and the MSCI ACWI Index provides a measure of the performance of the overall global equity market. Performance is also shown for an additional index, the S&P Balanced Equity & Bond Moderate Index, which provides a measure for broad asset allocation strategies. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com/gaa.

The Fund’s investment objective and strategies changed effective January 1, 2019. From December 9, 2014 to December 31, 2018, Fund performance reflects the investment objective of the Fund when it sought investment results that corresponded (before fees and expenses) generally to the price and yield performance of the Cambria Global Asset Allocation Index.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the Bloomberg Global Aggregate Index and the MSCI ACWI Index, each of which is a relevant broad-based securities market index.
Performance Additional Market Index [Text]	Performance is also shown for an additional index, the S&P Balanced Equity & Bond Moderate Index, which provides a measure for broad asset allocation strategies.
Bar Chart [Heading]	Total Annual Returns for Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

As of June 30, 2025, the Fund’s year-to-date total return was 9.10%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 11.92%, for the quarter ended June 30, 2020.

Worst: -15.68%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	9.10%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	11.92%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(15.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the period ending December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance [Table]
Cambria Global Asset Allocation ETF*	1 Year	5 Year	10 Year
Return Before Taxes	5.72%	4.88%	5.06%
Return After Taxes on Distributions	4.29%	3.32%	3.76%
Return After Taxes on Distributions and Sale of Fund Shares	3.59%	3.18%	3.47%
Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)	-1.69%	-1.96%	0.15%
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	18.02%	10.58%	9.79%
S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)	11.72%	6.54%	6.96%

*      The Fund’s objective changed effective January 1, 2019. Prior to that date, the Fund was passively managed and sought to track the performance, before fees and expenses, of the Cambria Global Asset Allocation Index. As of January 1, 2019, the Fund is actively managed and seeks income and capital appreciation.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Performance Availability Website Address [Text]	www.cambriafunds.com/gaa
Cambria Tail Risk ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the S&P 500 Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall domestic equity market. Performance is also shown for an additional index, the Bloomberg Short Treasury Index, which is composed of zero-coupon Treasury Bills and fixed-rate Treasury bonds with a maturity between one and 12 months. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com/tail.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the S&P 500 Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall domestic equity market.
Performance Additional Market Index [Text]	Performance is also shown for an additional index, the Bloomberg Short Treasury Index, which is composed of zero-coupon Treasury Bills and fixed-rate Treasury bonds with a maturity between one and 12 months.
Bar Chart [Heading]	Total Annual Returns for Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

As of June 30, 2025, the Fund’s year-to-date total return was 8.67%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 23.49%, for the quarter ended March 31, 2020.

Worst: -10.32%, for the quarter ended March 31, 2019.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.67%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	23.49%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(10.32%)
Lowest Quarterly Return, Date	Mar. 31, 2019
Performance Table Heading	Average Annual Total Returns for the period ending December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance [Table]
Cambria Tail Risk ETF	1 Year	5 Year	Since Inception (4/5/17)
Return Before Taxes	-9.98%	-8.70%	-8.35%
Return After Taxes on Distributions	-11.19%	-9.36%	-8.98%
Return After Taxes on Distributions and Sale of Fund Shares	-5.89%	-6.53%	-6.02%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.52%
Bloomberg Short Treasury Index (Reflects no deduction for fees, expenses or taxes)	5.26%	2.44%	2.22%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Performance Availability Website Address [Text]	www.cambriafunds.com/tail
Cambria Trinity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the Bloomberg Global Aggregate Index and the MSCI ACWI Index, each of which is a relevant broad-based securities market index. The Bloomberg Global Aggregate Index provides a measure of the performance of the overall global debt market, and the MSCI ACWI Index provides a measure of the performance of the overall global equity market. Performance is also shown for an additional index, the S&P Balanced Equity & Bond Moderate Index, which provides a measure for broad asset allocation strategies. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com/trty.

The Fund’s investment objective and strategies changed effective January 1, 2019. Prior to that date, Fund performance reflects the investment objective of the Fund when it sought investment results that corresponded (before fees and expenses) generally to the price and yield performance of the Cambria Trinity Index.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the Bloomberg Global Aggregate Index and the MSCI ACWI Index, each of which is a relevant broad-based securities market index.
Performance Additional Market Index [Text]	Performance is also shown for an additional index, the S&P Balanced Equity & Bond Moderate Index, which provides a measure for broad asset allocation strategies.
Bar Chart [Heading]	Total Annual Returns for Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

As of June 30, 2025, the Fund’s year-to-date total return was 5.34%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 10.17%, for the quarter ended December 31, 2020.

Worst: -14.96%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.34%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	10.17%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(14.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the period ending December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance [Table]
Cambria Trinity ETF*	1 Year	5 Year	Since Inception (9/10/18)
Return Before Taxes	3.92%	4.22%	3.72%
Return After Taxes on Distributions	2.72%	2.91%	2.47%
Return After Taxes on Distributions and Sale of Fund Shares	2.52%	2.81%	2.43%
Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)	-1.69%	-1.96%	-0.42%
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	18.02%	10.58%	10.53%
S&P Balanced Equity & Bond Moderate Index (Reflects no deduction for fees, expenses or taxes)	11.72%	6.54%	7.30%

*      The Fund’s objective changed effective January 1, 2019. Prior to that date, the Fund was passively managed and sought to track the performance, before fees and expenses, of the Cambria Trinity Index. As of January 1, 2019, the Fund is actively managed and seeks income and capital appreciation.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Performance Availability Website Address [Text]	www.cambriafunds.com/trty
Cambria Cannabis ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI North America Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall equity market in North America. Performance is also shown for an additional index, the S&P 500 Index, which represents the overall domestic equity market. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com/toke.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI North America Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall equity market in North America.
Performance Additional Market Index [Text]	Performance is also shown for an additional index, the S&P 500 Index, which represents the overall domestic equity market.
Bar Chart [Heading]	Total Annual Returns for Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

As of June 30, 2025, the Fund’s year-to-date total return was -10.59%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 39.94%, for the quarter ended March 31, 2021.

Worst: -32.63%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(10.59%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	39.94%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(32.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the period ending December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance [Table]
Cambria Cannabis ETF	1 Year	5 Year	Since Inception (7/24/19)
Return Before Taxes	-7.38%	-16.20%	-22.19%
Return After Taxes on Distributions	-9.41%	-17.30%	-23.25%
Return After Taxes on Distributions and Sale of Fund Shares	-4.05%	-11.18%	-14.26%
MSCI North America Index (Reflects no deduction for fees, expenses or taxes)	24.54%	14.32%	14.62%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.88%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Performance Availability Website Address [Text]	www.cambriafunds.com/toke
Cambria Global Real Estate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI ACWI Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall global equity market. Performance is also shown for an additional index, the FTSE EPRA Nareit Global REITs Index, which measures the total return of size- and liquidity-screened stocks of certain real estate companies that qualify for REIT status under the tax law in the country of domicile. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com/bldg.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI ACWI Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall global equity market.
Performance Additional Market Index [Text]	Performance is also shown for an additional index, the FTSE EPRA Nareit Global REITs Index, which measures the total return of size- and liquidity-screened stocks of certain real estate companies that qualify for REIT status under the tax law in the country of domicile.
Bar Chart [Heading]	Total Annual Returns for Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

As of June 30, 2025, the Fund’s year-to-date total return was 1.17%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 15.69%, for the quarter ended September 30, 2024.

Worst: -14.52%, for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	1.17%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	15.69%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(14.52%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the period ending December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance [Table]
Cambria Global Real Estate ETF	1 Year	Since Inception (9/23/20)
Return Before Taxes	7.92%	7.01%
Return After Taxes on Distributions	5.08%	4.60%
Return After Taxes on Distributions and Sale of Fund Shares	5.22%	4.60%
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	18.02%	12.68%
FTSE EPRA Nareit Global REITs Index (Reflects no deduction for fees, expenses or taxes)	2.77%	7.44%

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Performance Availability Website Address [Text]	www.cambriafunds.com/bldg
Cambria Micro and SmallCap Shareholder Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund commenced operations on January 5, 2024, and therefore does not yet have performance history for a full calendar year. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.cambriafunds.com/myld.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on January 5, 2024, and therefore does not yet have performance history for a full calendar year. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.cambriafunds.com/myld
Cambria Tactical Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund commenced operations on January 5, 2024, and therefore does not yet have performance history for a full calendar year. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.cambriafunds.com/tyld.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on January 5, 2024, and therefore does not yet have performance history for a full calendar year. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.cambriafunds.com/tyld
Cambria LargeCap Shareholder Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund commenced operations on July 12, 2024, and therefore does not yet have performance history for a full calendar year. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.cambriafunds.com/lyld.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on July 12, 2024, and therefore does not yet have performance history for a full calendar year. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.cambriafunds.com/lyld
Cambria Fixed Income Trend ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund commenced operations on March 28, 2025, and therefore does not yet have performance history for a full calendar year. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.cambriafunds.com/cfit.

Performance Past Does Not Indicate Future [Text]	As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on March 28, 2025, and therefore does not yet have performance history for a full calendar year. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.cambriafunds.com/cfit